Long-term Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Current Portion of Long-Term Debt	$ 682
Long-Term Debt	8,482	$ 9,513	$ 6,332
Less: Cash and Cash Equivalents	(781)	(610)	(3,720)	$ (4,105)
Net Debt	8,383	8,903	2,612
Net Earnings (Loss)	(2,669)	3,366	(545)
Add (Deduct):
Finance Costs	628	725	492
Interest Income	(19)	(62)	(52)
Income Tax Expense (Recovery)	(920)	352	(382)
DD&A	2,131	2,030	1,498
E&E Write-Down	2,123	890	2
Unrealized (Gain) Loss on Risk Management	(1,249)	729	554
Foreign Exchange (Gain) Loss, Net	854	(812)	(198)
Revaluation (Gain)		(2,555)
Re-measurement of Contingent Payment	50	(138)
(Gain) Loss on Discontinuance	(301)	(1,285)
(Gain) Loss on Divestitures of Assets	795	1	6
Other (Income) Loss, Net	(12)	(5)	34
Adjusted EBITDA	$ 1,411	$ 3,236	$ 1,409
Net Debt to Adjusted EBITDA	590.00%	280.00%	190.00%